Forfeiture Shares	9 Months Ended
Sep. 30, 2025
Forfeiture Shares [Abstract]
FORFEITURE SHARES

NOTE 7 - FORFEITURE SHARES:

a.	On March 29, 2021 (the “Closing Date”, please refer to note 1a of the financial statements as of December 31, 2024), 1,006,250 Ordinary Shares that PTK sponsor received in respect of its PTK common stock, are subject to forfeiture if certain price targets for the Valens Ordinary Shares are not achieved within a certain period of time (of up to four years), after the Closing Date or if an M&A Transaction (as defined in the Merger Agreement Closing, please refer to note 1c of the financial statements as of December 31, 2024), does not occur at a certain minimum price.

The Company performed a Monte-Carlo simulation to calculate the fair value of such shares.

On September 30, 2024, 646,875 Ordinary Shares were forfeited because the specified price targets were not met.

On September 30, 2025, 359,375 Ordinary Shares were forfeited because the specified price targets were not met.

As of September 30, 2025, there are no remaining Forfeiture Shares.

The fair value of the Forfeiture Shares was computed using the following key assumptions:

December 31, 2024
Stock price	2.60
Expected term (years)	0.75
Expected volatility	63.84%
Risk-free interest rate	4.20%

b.	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:

	Nine months ended September 30, 2025	Year ended December 31, 2024
	U.S. dollars in thousands

Balance at beginning of period	1	38
Changes in fair value	(1)	(37)
Balance at end of the period	-	1